FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 02, 2013	Apr. 03, 2012	Jun. 30, 2011	Oct. 16, 2009
Debt and interest
Repayments	$ (7)	$ (353)
Current borrowings and current portion of non-current borrowings	(15)	(20)
Non-current portion of non-current borrowings	5,135	5,135
5.7% notes
Debt and interest
Borrowings, beginning balance	842	842
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	843	842	$ 842
Borrowings details
Notional amount	850	850								$ 850
Borrowings, interest rate (as percent)										5.70%
3.85%/5.25% notes
Debt and interest
Borrowings, beginning balance	744	1,079
Proceeds	0	0
Repayments	0	(337)
Amortization and other	0	2
Borrowings, ending balance	744	744	1,079
Borrowings details
Notional amount									$ 2,000
5.25% Notes
Borrowings details
Notional amount	$ 750	750							$ 750
Borrowings, interest rate (as percent)	5.25%								5.25%
5.80% notes
Debt and interest
Borrowings, beginning balance	$ 395	395
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	395	395	395
Borrowings details
Notional amount	$ 400	400
Borrowings, interest rate (as percent)	5.80%
6.35% notes
Debt and interest
Borrowings, beginning balance	$ 594	594
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	594	594	594
Borrowings details
Notional amount	$ 600	600
Borrowings, interest rate (as percent)	6.35%
Other fixed rate notes
Debt and interest
Borrowings, beginning balance	$ 1,081	1,080
Proceeds	0	0
Repayments	0	0
Amortization and other	1	1
Borrowings, ending balance	1,082	1,081	1,080
BNAF notes due 2038
Debt and interest
Borrowings, beginning balance	250
Borrowings, ending balance	250	250
BPADF notes due 2039 [Member]
Debt and interest
Borrowings, beginning balance	850
Borrowings, ending balance	850	850
Borrowings details
Notional amount											$ 850
Borrowings, interest rate (as percent)											5.95%
Capital leases
Debt and interest
Borrowings, beginning balance	66	96
Proceeds	0	0
Repayments	(20)	(26)
Amortization and other	22	(4)
Borrowings, ending balance	68	66	96
Nevada Gold Mines capital leases [Member]
Borrowings details
Lease liabilities	18	18
Loulo-Gounkoto capital leases [Member]
Borrowings details
Lease liabilities	25	28
Lumwana capital leases [Member]
Borrowings details
Lease liabilities	6	8
Hemlo capital leases [Member]
Borrowings details
Lease liabilities	4	2
Pascua-Lama capital leases [Member]
Borrowings details
Lease liabilities	2	2
Tongon capital leases [Member]
Borrowings details
Lease liabilities	4	4
Other debt obligations
Debt and interest
Borrowings, beginning balance	590	594
Proceeds	0	0
Repayments	(7)	(2)
Amortization and other	(2)	(2)
Borrowings, ending balance	581	590	594
5.75% notes
Debt and interest
Borrowings, beginning balance	843	842
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	843	843	842
Borrowings details
Notional amount	850	850						$ 850
Borrowings, interest rate (as percent)								5.75%
Acacia credit facility [Member]
Debt and interest
Borrowings, beginning balance	0	14
Proceeds		0
Repayments		(14)	(29)	$ (28)	$ (28)	$ (29)	$ (14)
Amortization and other		0
Borrowings, ending balance		0	14
Total notes and leases [Member]
Debt and interest
Borrowings, beginning balance	5,155	5,536
Proceeds	0	0
Less: Proceeds from current borrowings	0	0
Proceeds from non-current borrowings	0	0
Repayments	(27)	(379)
Less: Repayments of current borrowings	0	0
Repayments of non-current borrowings	(27)	(379)
Amortization and other	22	(2)
Borrowings, ending balance	5,150	5,155	5,536
Current borrowings and current portion of non-current borrowings	(15)	(20)	(375)
Non-current portion of non-current borrowings	5,135	5,135	$ 5,161
Borrowings details
Current lease liabilities	15	13
Other current borrowings and current portion of other non-current borrowings	$ 0	$ 7